Financial assets and liabilities at fair value (Tables)	6 Months Ended
Jun. 30, 2024
Sub-classifications of financial information
Schedule of financial assets and liabilities at fair value by class

	June 30, 2024
			Surplus value (+)/
Skr mn	Book value	Fair value	Deficit value (–)
Cash and cash equivalents	11,860	11,860	—
Treasuries/governments bonds	8,216	8,216	—
Other interest-bearing securities except loans	57,358	57,358	—
Loans in the form of interest-bearing securities	49,447	50,578	1,131
Loans to credit institutions	12,846	13,054	208
Loans to the public	219,053	218,587	-466
Derivatives	6,904	6,904	—
Shares	34	34	—
Total financial assets	365,718	366,591	873

Borrowing from credit institutions	3,660	3,660	—
Debt securities issued	323,508	323,585	77
Derivatives	7,267	7,267	—
Total financial liabilities	334,435	334,512	77

	December 31, 2023
			Surplus value (+)/
Skr mn	Book value	Fair value	Deficit value (–)
Cash and cash equivalents	3,482	3,482	—
Treasuries/governments bonds	11,525	11,525	—
Other interest-bearing securities except loans	41,561	41,561	—
Loans in the form of interest-bearing securities	51,227	52,519	1,292
Loans to credit institutions	19,009	19,260	251
Loans to the public	224,165	223,759	-406
Derivatives	6,432	6,432	—
Shares	—	—	—
Total financial assets	357,401	358,538	1,137

Borrowing from credit institutions	3,628	3,628	—
Debt securities issued	314,108	313,931	-177
Derivatives	12,637	12,637	—
Total financial liabilities	330,373	330,196	-177

Schedule of fair value measurement of assets

	Financial assets at fair value
Skr mn	Level 1	Level 2	Level 3	Total
Treasuries/governments bonds	—	8,216	—	8,216
Other interest-bearing securities except loans	19,727	37,631	—	57,358
Derivatives	—	6,863	41	6,904
Shares	34	—	—	34
Total, June 30, 2024	19,761	52,710	41	72,512
Total, December 31, 2023	18,191	41,272	55	59,518

Schedule of fair value measurement of liabilities

	Financial liabilities at fair value
Skr mn	Level 1	Level 2	Level 3	Total
Debt securities issued	—	14,551	3,986	18,537
Derivatives	—	5,468	1,799	7,267
Total, June 30, 2024	—	20,019	5,785	25,804
Total, December 31, 2023	—	22,531	10,605	33,136

Schedule of fair value related to credit risk

	Fair value originating from credit risk		The period’s change in fair value originating
	(- liabilities increase/ + liabilities decrease)		from credit risk (+ income/ - loss)
	June 30,	December 31,	Jan-Jun	Jan-Jun
Skr mn	2024	2023	2024	2023
CVA/DVA, net[1]	-34	-39	5	-2
OCA[2]	42	-55	97	21

1	Credit value adjustment (CVA) and Debt value adjustment (DVA) reflects how the counterparties’ credit risk as well as SEK’s own credit rating affects the fair value of derivatives.
2	Own credit adjustment (OCA) reflects how the changes in SEK’s credit rating affects the fair value of financial liabilities measured at fair value through profit and loss.

Level 3
Sub-classifications of financial information
Schedule of financial assets and liabilities at fair value

Financial assets and liabilities at fair value in Level 3, 2024

							Gains (+) and
						Gains (+) and	losses (–) in
					Transfers	losses (–)	Other	Exchange-
	January 1,		Settlements &	Transfers	from	through profit	comprehensive	rate	June 30,
Skr mn	2024	Purchases	sales	to Level 3	Level 3	or loss[1]	income	differences	2024
Debt securities issued	-8,271	—	4,111	—	—	-104	-10	288	-3,986
Derivatives, net	-2,279	—	1,001	—	—	105	—	-585	-1,758
Net assets and liabilities	-10,550	—	5,112	—	—	1	-10	-297	-5,744

Financial assets and liabilities at fair value in Level 3, 2023

							Gains (+) and
						Gains (+) and	losses (–) in
					Transfers	losses (–)	Other	Exchange-
	January 1,		Settlements &	Transfers	from	through profit	comprehensive	rate	December 31,
Skr mn	2023	Purchases	sales	to Level 3	Level 3	or loss[1]	income	differences	2023
Debt securities issued	-26,536	-180	10,202	-1,912	11,291	-1,927	-207	998	-8,271
Derivatives, net	-4,516	—	1,416	—	-27	1,419	—	-571	-2,279
Net assets and liabilities	-31,052	-180	11,618	-1,912	11,264	-508	-207	427	-10,550

1

Gains and losses through profit or loss, including the impact of exchange rates, is reported as net interest income and net results of financial transactions. The unrealized fair value changes for assets and liabilities, including the impact of exchange rates, held as of June 30, 2024, amounted to a Skr -7 million loss (year-end 2023: Skr -27 million loss) and are reported as net results of financial transactions.

Schedule of sensitivity analysis - level 3

Assets and liabilities	June 30, 2024
			Range of estimates
		Unobservable	for unobservable		Sensitivity	Sensitivity
Skr mn	Fair Value	input	input	Valuation method	max	min

Equity	-253	Correlation	0.12 – (0.12)	Option Model	0	0
Interest rate	0	Correlation	0.12 – (0.12)	Option Model	0	0
FX	-1,362	Correlation	0.12 – (0.12)	Option Model	-20	20
Other	-143	Correlation	0.12 – (0.12)	Option Model	0	0
Sum derivatives, net	-1,758				-20	20
Equity	-196	Correlation	0.12 – (0.12)	Option Model	0	0
		Credit spreads	10BP – (10BP)	Discounted cash flow	0	0
Interest rate	0	Correlation	0.12 – (0.12)	Option Model	0	0
		Credit spreads	10BP – (10BP)	Discounted cash flow	0	0
FX	-3,643	Correlation	0.12 – (0.12)	Option Model	19	-19
		Credit spreads	10BP – (10BP)	Discounted cash flow	15	-15
Other	-147	Correlation	0.12 – (0.12)	Option Model	0	0
		Credit spreads	10BP – (10BP)	Discounted cash flow	0	0
Sum debt securities issued	-3,986				34	-34
Total effect on total comprehensive income					14	-14

Derivatives, net, December 31, 2023	-2,279				-22	22
Debt securities issued, December 31, 2023	-8,271				47	-47
Total effect on total comprehensive income, December 31, 2023					25	-25